ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS	6 Months Ended
Mar. 31, 2026
Advance To Suppliers And Advance From Customers Abstract
ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS

NOTE 5 - ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS

Advance to suppliers consisted of the following:

	As of
	March 31,	September 30,
	2026	2025
	$	$
Current:
Prepayments for materials purchased	434	-

Non-current:
Prepayments for AI equipment	21,566,906	-
Total	21,567,340	-

On January 5, 2026, the Group entered into a procurement agreement with Beijing Jingze Trading Co., Ltd. (“Jingze”), an unrelated third-party supplier, for the acquisition of AI equipment and related products to support the Group’s strategic initiatives in the artificial intelligence sector. The procurement of the related computing hardware constitutes the initial phase of this planned build-out. Delivery is expected within approximately two years from the date of the supplemental agreement.

As of March 31, 2026, the Company had prepaid approximately RMB148,768,520 (US$21.6 million) to Jingze.

No impairment loss was recognized on the prepayment for AI equipment as of March 31, 2026, as management believes the prepayment is fully recoverable based on the supplier’s performance to date and the terms of the procurement agreement.

Advance from customers consisted of the following:

	As of
	March 31,	September 30,
	2026	2025
	$	$
Prepayments for materials customers	7,248	-
Total	7,248